LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2021
LOANS RECEIVABLE, NET
Schedule of loans receivable, net

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Loans receivable	44,660,186	41,713,970
Allowance for uncollectible loans receivable	(39,172,141)	(15,017,029)
Loans receivable, net	5,488,045	26,696,941
Loans receivable, net – current	5,488,045	12,626,200
Loans receivable, net – non-current	—	14,070,741

Schedule of movement of allowance for uncollectible loans receivable

	Year ended	Year ended
	March 31, 2021	March 31, 2020
	USD	USD
Balance at beginning of the year	15,017,029	1,083,385
Provision for allowance of uncollectible loans receivable	22,159,416	14,225,450
Foreign currency translation adjustments	1,995,696	(291,806)
Balance at end of the year	39,172,141	15,017,029